Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	[1]	Feb. 22, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock value	$ 3,000	$ 5,000			$ 3,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting Period	3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting Period	2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock value				$ 4,277,000
Restricted stock expense	$ 1,200,000
Share based compensation expense	$ 100,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.